Financial instruments - Other Derivatives (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 Other Derivatives, Expiry March 2015 MWh	Dec. 31, 2014 Carrying amount CAD	Dec. 31, 2013 Carrying amount CAD	Dec. 31, 2014 Carrying amount Energy contracts Not designated as a hedge CAD	Dec. 31, 2014 Carrying amount Energy contracts Not designated as a hedge Other Derivatives, Expiry March 2015 CAD
Derivative [Line Items]
Notional quantity (MW-hrs)	18,283,000
Receive average prices (per MW-hr)	57.53
Net Asset		42,470	36,299	504	417